Other Operating Expenses (Details) - Schedule of Other Operating Expenses - Other Operating Expense [Member]		12 Months Ended
		Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Other Operating Expenses (Details) - Schedule of Other Operating Expenses [Line Items]
Regulatory compliance and statutory cost		RM 160,920	$ 35,064	RM 326,926	RM 130,100
Regulatory consultancy fee				149,757	159,943
Cost incurred to obtain license		140,128	30,534	134,434	968,530
Impairment of goodwill on consolidation					282,963
Bad debt written off		814,189	177,410		123,502
Bank charges		85,354	18,598	29,578	35,323
Entertainment		933,865	203,487	369,969
Event fees		1,135,442	247,411	16,677
Foreign exchange loss, net		1,251,239	272,643	115,973	1,002
Loss on disposal of property and equipment				29,267
Marketing expenses		1,566,434	341,323	363,107	339,875
Software and website usage fee		61,622	13,427	97,221	275,600
Staff welfare		877,423	191,190	448,358
Office expenses		1,554,652	338,755	326,041	197,206
Preliminary expenses written off				11,264	11,692
Property and equipment written off				12
Recruitment fees		137,192	29,894	96,470	84,202
Travelling expenses		1,428,044	311,168	524,295	102,605
Upkeep of office equipment		192,630	41,974	360,480
Net investment loss	[1]			634,642	285,260
Total		RM 10,339,134	$ 2,252,878	RM 4,034,471	RM 2,997,803

[1]	Net investment loss is derived from the total net loss incurred from the trading of shares on recognized stock exchanges during the financial year.